CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities
Net (loss)/income	$ (2,692,000)	(16,701,000)	27,845,000	(9,323,000)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities
Depreciation of property and equipment	650,000	4,035,000	1,788,000	428,000
Amortization of intangible assets	979,000	6,071,000	1,990,000	1,151,000
Loss on disposals of property and equipment			208,000	1,000
Share-based compensation	29,937,000	185,750,000	329,000	1,415,000
Impairment loss from cost method investment	488,000	3,029,000
Share of loss from equity method investment	113,000	697,000	170,000
Fair value change of preferred share warrant liability			514,000	564,000
Deferred income taxes, net	4,556,000	28,267,000	(1,262,000)
Foreign exchange (loss)/gain and others	169,000	1,046,000	(266,000)	63,000
Changes in operating assets and liabilities, net:
Accounts receivable	(20,572,000)	(127,641,000)	(71,848,000)	(4,660,000)
Amounts due from related parties	(2,614,000)	(16,221,000)	(26,000)	16,000
Prepayments and other assets	(29,677,000)	(184,136,000)	(7,169,000)	(164,000)
Accounts payable	12,281,000	76,199,000	78,211,000	6,991,000
Accruals and other liabilities	3,254,000	20,196,000	18,875,000	(5,839,000)
Deferred revenue	6,675,000	41,411,000
Amounts due to related parties			1,095,000	5,706,000
Income tax payable	(235,000)	(1,458,000)	7,239,000
Net cash (used in)/provided by operating activities	3,312,000	20,544,000	57,693,000	(3,651,000)
Cash flows from investing activities
Purchase of property and equipment	(1,813,000)	(11,252,000)	(8,473,000)	(2,035,000)
Cash paid for investment in equity investees	(3,122,000)	(19,369,000)	(1,500,000)
Cash paid for Investment in debt securities	(3,200,000)	(19,852,000)
Investment in short-term deposits	(645,000)	(4,000,000)
Purchase of intangibles	(20,008,000)	(124,140,000)	(2,520,000)	(2,041,000)
(Loan to)/Repayment from a related party			5,687,000	(5,687,000)
Net cash used in investing activities	(28,788,000)	(178,613,000)	(6,806,000)	(9,763,000)
Cash flows from financing activities
Proceeds from borrowings	3,223,000	20,000,000
Proceeds from issuance of ordinary shares				34,000
Proceeds from initial public offering (net of underwriters' commissions of US$9,962,000)	147,961,000	918,039,000
Payments of offering costs	(3,890,000)	(24,133,000)
Repurchase of ordinary shares			(33,839,000)
Proceeds from issuance of preferred shares			134,350,000	43,681,000
Preferred shares issuance costs			(6,961,000)	(2,008,000)
Proceeds from exercise of preferred share warrants			24,648,000
Repurchase of preferred shares			(17,672,000)
Proceeds from capital contribution from non-controlling interest			236,000	135,000
Net cash provided by financing activities	147,294,000	913,906,000	100,762,000	41,842,000
Net increase in cash and cash equivalents	121,818,000	755,837,000	151,649,000	28,428,000
Cash and cash equivalents at the beginning of year	28,956,000	179,658,000	31,365,000	2,985,000
Effect of exchange loss on cash and cash equivalents	(914,000)	(5,666,000)	(3,356,000)	(48,000)
Cash and cash equivalents at end of the year	149,861,000	929,829,000	179,658,000	31,365,000
Supplemental disclosure of non-cash investing and financing activities
Accretion to convertible redeemable preferred shares redemption value	170,017,000	1,054,890,000	262,782,000	23,970,000
Repurchase of series A convertible redeemable preferred shares in form of payables			8,683,000
Acquisition of intangible assets in form of payables and not yet paid	3,260,000	20,229,000
Acquisition of investees in form of payables and not yet paid	1,612,000	10,000,000
Conversion of preference shares to ordinary shares	247,586,000	1,536,175,000
Initial public offering related cost in form of payables and not yet paid	$ 995,000	6,173,000